Unaudited condensed consolidated interim statements of profit or loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of profit or loss and other comprehensive income [abstract]
Product net sales		$ 1,738,644	$ 875,918
Other operating income	[1]	35,913	26,023
Total operating income		1,774,557	901,941
Cost of sales		(191,552)	(95,561)
Research and development expenses		(636,767)	(450,255)
Selling, general and administrative expenses		(601,150)	(491,694)
Loss from investment in a joint venture		(5,087)	(3,313)
Total operating expenses		(1,434,556)	(1,040,823)
Operating profit/(loss)		340,001	(138,882)
Financial income		75,517	77,828
Financial expense		(2,261)	(1,084)
Exchange gains/(losses)		76,003	(27,215)
Profit/(loss) for the period before taxes		489,260	(89,353)
Income tax (expense)/benefit		(74,433)	56,822
Profit/(loss) for the period		414,827	(32,531)
Profit/(loss) for the period attributable to:
Owners of the parent		$ 414,827	$ (32,531)
Weighted average number of shares outstanding (in shares)		61,034,202	59,400,217
Basic (loss) per share (in USD per share)		$ 6.80	$ (0.55)
Weighted average number of shares outstanding for purpose of diluted profit/loss per share (in shares)		65,653,007	59,400,217
Diluted (loss) per share (in USD per share)		$ 6.32	$ (0.55)

[1]	**Comparative figures have been presented to be consistent with the one adopted in the current period with respect to the combination of collaboration revenue and other operating income.